UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                        THE ADVISORS' INNER CIRCLE FUND

                                 [ACADIAN LOGO]

ACADIAN EMERGING MARKETS PORTFOLIO

SEMI-ANNUAL REPORT                                               APRIL 30, 2008


                               INVESTMENT ADVISER:

                          ACADIAN ASSET MANAGEMENT LLC

THE ADVISORS' INNER CIRCLE FUND                  ACADIAN EMERGING
                                                 MARKETS PORTFOLIO
                                                 APRIL 30, 2008


                               TABLE OF CONTENTS

Shareholders' Letter...................................................        1
Schedule of Investments................................................        4
Statement of Assets and Liabilities....................................       14
Statement of Operations................................................       15
Statement of Changes in Net Assets.....................................       16
Financial Highlights...................................................       17
Notes to Financial Statements..........................................       18
Disclosure of Portfolio Expenses.......................................       27

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                  ACADIAN EMERGING
                                                 MARKETS PORTFOLIO


April 30, 2008

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio. This commentary covers the six months from November 1, 2007 to April 30, 2008, focusing on the Portfolio's performance and some of the conditions and decisions that impacted returns.

PORTFOLIO PERFORMANCE REVIEW

For the six months ended April 30, 2008, the Acadian Emerging Markets Portfolio returned -10.3%, versus -10.5% for the IFC Investable Index, a widely followed emerging markets benchmark.

REVIEW AND OUTLOOK

Emerging equity markets collectively recorded a -10.5% decline as investor confidence fell amid growing concerns about the U.S. economy, global inflation and ongoing credit market tightness. However, results were mixed and despite heightened market volatility and uncertainty in financial markets, some emerging equity markets finished the period in positive territory, bolstered by high commodity prices and robust private consumption and investment.

Asian emerging markets saw the steepest declines over the period. China was a driving force behind this, posting a -32.8% loss (as measured by the MSCI China Index). Equity market performance was hurt by excessive share valuations, higher taxes on share trading, and expectations of further tightening measures to control inflationary pressures. India's equity market also underwent a correction, declining -19.2% for the trailing six months. Recently, there is evidence of a slowdown in industrial production, while rupee appreciation relative to the dollar has hurt the country's exports. Elsewhere in Asia, Thailand (+1.5%) and Taiwan (0.0%) were steadier over the period.

The Europe/Middle East/Africa markets as a whole saw a moderate loss. Turkey led declines, dropping by -35.6% as investors reacted adversely to the nation's political developments in the latter part of the period. Prime Minister Erdogan's Justice and Development Party was called into question by the Constitutional Court and the future of the existing government appeared uncertain. Hungary was another key detractor, declining -14.4% amid concerns that it may face a credit crunch similar to the U.S. as banks assume greater lending risks. Russia fell -2.6%, with fluctuating oil and natural gas prices causing volatility in this key sector of the stock market.

THE ADVISORS' INNER CIRCLE FUND                  ACADIAN EMERGING
                                                 MARKETS PORTFOLIO


Latin American emerging markets fared best, with several key markets rising in USD for the period. Brazil, a major commodities exporter, posted a 9.9% return. In this market, higher consumer spending and business investment resulted as record low interest rates encouraged bank lending and credit growth. Mexico was up 1.9% as firm domestic demand helped offset the effects of U.S. weakness.

PORTFOLIO STRUCTURE

The Portfolio was invested in a broad range of emerging markets over the period. The Portfolio was managed from the bottom up, with stock selection (combined with benchmark-relative risk controls) driving the resulting country and industry weights. However, each Acadian stock forecast contains a significant component that is a forecast of how that stock's country will perform relative to others. Thus, the focus of the process is approximately half on stock and half on country.

The Portfolio was attractively valued relative to a cap-weighted benchmark. Significant country positions included overweightings in Thailand, Korea, Taiwan, Russia, Turkey, Brazil and Mexico. The Portfolio was underweighted relative to the benchmark in China, India, South Africa and Malaysia.

PORTFOLIO PERFORMANCE

The Portfolio posted a return close to that of its benchmark for the six month period. Stock selection fared best in Brazil, China, Indonesia, Russia and Taiwan. Stock selection in the Brazilian materials sector and Chinese and Indonesian energy sectors was particularly helpful to return. There was also some value gained from market allocations, including the decisions to underweight China and South Africa. On the less positive side, the Portfolio saw value detracted by its overweighting and stock selection in Turkey, as well as stock selection in Korea and Thailand.

Please let us know if we can provide any additional information.

SINCERELY,

/s/ Brian K. Wolahan
BRIAN K. WOLAHAN
SENIOR VICE PRESIDENT

THE ADVISORS' INNER CIRCLE FUND                  ACADIAN EMERGING
                                                 MARKETS PORTFOLIO


THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET CONDITIONS AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

The IFC INVESTABLE INDEX is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor's calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company's corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

THE ADVISORS' INNER CIRCLE FUND                  ACADIAN EMERGING
                                                 MARKETS PORTFOLIO
                                                 APRIL 30, 2008 (UNAUDITED)


SECTOR WEIGHTINGS+

                              [PERFORMANCE GRAPH]

Financials            18.9%
Basic Materials       18.8%
Energy                16.3%
Communications        13.5%
Industrial            12.9%
Consumer, Cyclical     5.5%
Diversified            5.0%
Technology             4.4%
Cash Equivalent        2.2%
Utilities              1.5%
Consumer, Non-cyclical 1.0%

+ Percentages are based on total investments, not including securities received as collateral for securities lending.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 82.7%

                                                         SHARES        VALUE
                                                       ---------   -------------
BRAZIL -- 1.0%
  Brasil Telecom Participacoes......................      34,600   $   1,123,979
  Cia de Saneamento Basico do Estado de Sao Paulo...     174,421       4,440,284
  Embratel Participacoes............................         794               4
  Seara Alimentos* (a)..............................         911               3
  Telemar Norte Leste...............................      75,200       4,331,466
  Tim Participacoes*................................           1               5
  Usinas Siderurgicas de Minas Gerais...............       5,625         278,407
                                                                   -------------
                                                                      10,174,148
                                                                   -------------
CHINA -- 1.0%
  China Petroleum & Chemical, Cl H..................   4,974,000       5,278,385
  China Shipping Development, Cl H..................   1,222,000       4,100,461
  Shandong Airlines, Cl B*..........................     354,000         210,771
  Weichai Power, Cl H...............................     166,000         934,044
                                                                   -------------
                                                                      10,523,661
                                                                   -------------

EGYPT -- 0.4%
  Alexandria Mineral Oils...........................      20,599         297,699
  Commercial International Bank.....................      60,137       1,012,316
  Egyptian Financial Group-Hermes Holding*..........     228,690       2,359,655
  National Societe Generale Bank SAE................      27,025         225,803
                                                                   -------------
                                                                       3,895,473
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                  ACADIAN EMERGING
                                                 MARKETS PORTFOLIO
                                                 APRIL 30, 2008 (UNAUDITED)


COMMON STOCK - CONTINUED


                                                        SHARES           VALUE
                                                     ------------   ------------
HONG KONG -- 9.9%
  BOC Hong Kong Holdings .........................     13,295,500   $ 34,377,119
  China Mobile ...................................      3,168,000     54,513,454
  CITIC International Financial Holdings .........      3,644,000      2,426,808
  Cnpc Hong Kong .................................      1,150,000        553,374
  Genting International* .........................         34,720         15,619
  Guoco Group ....................................         28,000        300,189
  Industrial and Commercial Bank of China Asia ...        367,000      1,000,725
  Kingboard Chemical Holdings ....................      2,071,500      9,821,756
  Lee & Man Paper Manufacturing ..................        634,000      1,179,633
                                                                    ------------
                                                                     104,188,677
                                                                    ------------
HUNGARY -- 0.3%
  MOL Hungarian Oil and Gas ......................         23,347      3,342,106
                                                                    ------------
INDIA -- 3.0%
  Allahabad Bank .................................         33,353         69,568
  Bank of India ..................................      1,124,392      9,517,294
  Bharat Petroleum ...............................        317,507      3,214,326
  Bongaigaon Refinery & Petrochemicals ...........        168,983        255,731
  Chennai Petroleum ..............................         96,301        864,066
  GAIL India .....................................        239,527      2,606,722
  Great Eastern Shipping .........................        148,325      1,618,958
  GTL ............................................        104,008        693,644
  Hindustan Petroleum ............................        460,456      2,929,657
  India Cements ..................................         67,332        285,961
  Indian Bank ....................................        162,146        557,327
  Indian Oil .....................................        112,352      1,280,768
  JSW Steel* .....................................        205,117      4,439,383
  Kesoram Industries* ............................         41,802        386,441
  Nicholas Piramal India .........................         75,476        652,110
  Nicholas Piramal India (a) .....................          7,548         78,600
  SRF ............................................        200,997        629,234
  Tata Steel .....................................         64,000      1,294,955
  Union Bank of India ............................         82,737        327,756
  Vijaya Bank ....................................        289,093        374,949
                                                                    ------------
                                                                      32,077,450
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                  ACADIAN EMERGING
                                                 MARKETS PORTFOLIO
                                                 APRIL 30, 2008 (UNAUDITED)


COMMON STOCK - CONTINUED


                                                     SHARES            VALUE
                                                  ---------------   ------------
INDONESIA -- 3.5%
  Bank Central Asia .......................         1,739,000       $    566,019
  Bumi Resources ..........................        39,120,500         28,225,163
  Indofood Sukses Makmur ..................         2,262,500            558,445
  International Nickel Indonesia ..........         2,989,500          2,156,903
  Sampoerna Agro ..........................         2,261,500            895,571
  Tambang Batubara Bukit Asam .............         2,829,500          3,254,063
  United Tractors GDR .....................           611,000            798,801
                                                                    ------------
                                                                      36,454,965
                                                                    ------------
ISRAEL -- 2.2%
  Bank Leumi Le-Israel ....................         1,100,370          5,472,893
  Bezeq Israeli Telecommunication .........         1,702,664          3,158,890
  Clal Insurance ..........................            24,638            489,518
  Delek Automotive Systems ................             9,402            145,456
  Discount Investment .....................            33,464            925,544
  Elbit Imaging* ..........................            19,289            868,569
  IDB Development .........................            27,798            789,642
  IDB Holding .............................            16,979            453,220
  Israel Discount Bank, Cl A* .............           426,198          1,034,340
  Mizrahi Tefahot Bank ....................           352,850          2,952,797
  Partner Communications ..................           285,198          6,702,153
                                                                    ------------
                                                                      22,993,022
                                                                    ------------

MALAYSIA -- 0.7%
  Boustead Heavy Industries ...............           702,900          1,068,373
  IOI .....................................         1,395,125          3,224,957
  101 Properties ..........................               500              1,773
  Kulim Malaysia ..........................           100,700            247,126
  Land & General* .........................         6,765,300            781,930
  Malaysia Building Society ...............         1,089,600            431,286
  Ranhill .................................         1,809,700            865,309
  Resorts World ...........................           347,200            371,607
                                                                    ------------
                                                                       6,992,361
                                                                    ------------

MEXICO -- 6.7%
  Alfa, Ser A (b) .........................           256,900          1,800,443
  America Movil, Ser L ....................         4,302,800         12,447,862

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                  ACADIAN EMERGING
                                                 MARKETS PORTFOLIO
                                                 APRIL 30, 2008 (UNAUDITED)


COMMON STOCK - CONTINUED


                                                         SHARES        VALUE
                                                     ------------   ------------
MEXICO -- CONTINUED
  Axtel* .......................................       1,132,800    $  2,084,676
  Cemex* .......................................       1,323,100       3,673,771
  Desarrolladora Homex* ........................          51,800         513,876
  Grupo Aeroportuario del Pacifico, Cl B .......          52,300         213,190
  Grupo Financiero Banorte, Ser O (b) ..........       1,701,900       7,515,136
  Grupo Mexico, Ser B ..........................       3,767,877      27,484,395
  Grupo Televisa, Ser CPO (b) ..................         153,900         754,275
  Industrias Penoles (b) .......................          59,385       1,741,205
  Mexichem .....................................         129,500         925,485
  Telefonos de Mexico, Ser L (b) ...............       6,001,200      10,849,368
                                                                    ------------
                                                                      70,003,682
                                                                    ------------
PAKISTAN -- 1.4%
  Arif Habib Bank* .............................          75,350          28,575
  Arif Habib Securities* .......................       2,503,000       7,111,236
  Askari Bank ..................................         433,350         372,882
  Attock Refinery ..............................         425,500       2,015,353
  Bank of Punjab* ..............................       1,408,438       1,310,174
  Javed Omer Vohra .............................         995,000       1,295,814
  National Bank of Pakistan ....................         405,900       1,416,245
  National Refinery ............................          82,197         465,528
  Nishat Mills .................................         278,500         565,636
                                                                    ------------
                                                                      14,581,443
                                                                    ------------
PHILIPPINES -- 0.3%
  International Container Term Services ........         949,900         686,539
  Manila Electric ..............................         294,100         564,505
  Philippine Long Distance Telephone ...........          29,070       1,766,932
                                                                    ------------
                                                                       3,017,976
                                                                    ------------
POLAND -- 2.1%
  BRE Bank* ....................................           3,035         494,904
  Grupa Lotos ..................................          18,813         283,512
  KGHM Polska Miedz ............................         464,649      21,593,961
                                                                    ------------
                                                                      22,372,377
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                  ACADIAN EMERGING
                                                 MARKETS PORTFOLIO
                                                 APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED


                                                        SHARES         VALUE
                                                     ------------   ------------
RUSSIA -- 7.4%
  LUKOIL ADR ...................................     473,330        $ 42,741,699
  MMC Norilsk Nickel ADR (b)....................     500,960          13,525,920
  Novolipetsk Steel GDR ........................      24,334           1,080,916
  OAO Gazprom ADR ..............................     394,848          21,005,914
                                                                    ------------
                                                                      78,354,449
                                                                    ------------
SOUTH AFRICA -- 1.3%
  Aveng ........................................     146,250           1,105,855
  Mittal Steel South Africa ....................     200,667           6,087,910
  New Clicks Holdings ..........................     130,604             240,612
  Sasol ........................................      47,006           2,678,973
  Telkom .......................................     198,173           3,376,471
                                                                    ------------
                                                                      13,489,821
                                                                    ------------
SOUTH KOREA -- 15.6%
  BNG Steel ....................................      27,310             321,294
  C-motech .....................................      22,769             701,458
  Dongbu .......................................      13,490             247,474
  Dongbu Insurance .............................     796,002          29,879,836
  Dongkuk Steel Mill ...........................           8                 375
  First Fire & Marine Insurance* ...............      82,590           1,115,747
  Golden Bridge Investment & Securities*........     111,090             443,031
  Hanjin Shipping ..............................     139,520           5,981,416
  Hanwha .......................................      65,410           3,084,639
  Hanwha Chemical ..............................      97,960           1,425,938
  Honam Petrochemical ..........................      44,208           3,927,151
  Huchems Fine Chemical ........................      14,650             292,854
  Human & Technology ...........................     157,305             904,935
  Hyosung ......................................      20,183           1,255,652
  Hyundai H&S ..................................      21,519           1,763,571
  Hyundai Heavy Industries .....................      21,501           7,674,335
  Hyundai Marine & Fire Insurance ..............     260,680           5,353,946
  Hyundai Motor ................................     110,358           9,308,362
  KCC Engineering & Construction ...............       3,714             193,291
  Kolon Engineering & Construction .............      69,940             794,931
  Korea Fine Chemical ..........................       6,696             510,712
  Korea Iron & Steel ...........................      12,836             990,535
  Korea Line ...................................      32,942           6,519,429
  Korea Zinc ...................................      21,765           2,625,688
  Korean Air Lines .............................      31,740           1,708,833

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                  ACADIAN EMERGING
                                                 MARKETS PORTFOLIO
                                                 APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED


                                                         SHARES        VALUE
                                                       ----------   ------------
SOUTH KOREA -- CONTINUED
  Korean Petrochemical Industries..............            20,469   $    945,900
  KP Chemical* ................................           133,750      1,133,475
  KT ..........................................           367,820     16,979,129
  Kyeryong Construction Industrial ............            31,442      1,152,037
  LG Chem .....................................            57,828      5,765,503
  LG Electronics ..............................           152,282     23,760,850
  LIG Insurance ...............................           179,080      3,838,704
  Mirae Asset Securities* .....................            26,696      3,673,029
  Samho International .........................            20,610        320,554
  Samsung Electronics .........................             9,238      6,548,572
  Samsung SDI .................................            55,121      4,259,100
  SK Holdings .................................            22,660      3,513,091
  Ssangyong Engineering & Construction .........           43,835        808,522
  Topfield ....................................            33,604        619,815
  TS ..........................................             9,320        532,439
  Youngone ....................................           340,020      2,701,854
                                                                    ------------
                                                                     163,578,007
                                                                    ------------
TAIWAN -- 16.4%
  AcBel Polytech* .............................           221,000        108,177
  Altek .......................................           855,713      1,332,484
  AU Optronics ................................        13,982,000     27,330,125
  Charoen Pokphand Enterprise .................         1,580,000        983,607
  Cheng Shin Rubber Industry* .................         1,018,000      1,936,340
  Chia Hsin Cement* ...........................         2,560,000      2,544,021
  China Life Insurance* .......................         5,053,000      4,398,965
  China Petrochemical Development* ............         3,264,000      1,967,622
  China Steel .................................         1,178,643      1,936,010
  Chung Hung Steel ............................         1,616,000      1,417,451
  Chunghwa Picture Tubes* .....................        33,057,000     10,425,335
  Chunghwa Telecom ............................         1,802,000      4,647,076
  Compal Electronics ..........................        11,970,226     13,389,823
  Eastern Media International .................           905,000        341,902
  Enfield Medical .............................           103,200        235,963
  Evergreen Marine Taiwan* ....................         2,128,000      2,030,828
  Far Eastern Textile .........................         8,366,181     14,071,895
  Far EasTone Telecommunications ..............         5,910,821     10,097,329
  Farglory Land Development ...................            44,000        141,656
  First Financial Holding .....................         6,106,000      7,421,879

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                  ACADIAN EMERGING
                                                 MARKETS PORTFOLIO
                                                 APRIL 30, 2008 (UNAUDITED)


COMMON STOCK - CONTINUED


                                                       SHARES          VALUE
                                                   --------------   ------------
TAIWAN -- CONTINUED
  Giant Manufacturing ..........................          190,000   $    492,477
  Grand Pacific Petrochemical* .................          728,000        290,578
  HannStar Display* ............................       18,733,500      8,677,475
  High Tech Computer ...........................              884         22,797
  Huaku Construction* ..........................          332,000      1,265,177
  Hung Sheng Construction ......................        2,135,000      2,282,991
  Inventec .....................................           44,388         27,925
  KGI Securities ...............................        2,166,000      1,850,066
  Lead Data* ...................................        1,221,000        277,573
  Li Peng Enterprise* ..........................          859,100        282,227
  Macronix International .......................        8,119,245      4,240,999
  Makalot Industrial ...........................          135,363        286,379
  Merida Industry ..............................          129,000        259,356
  Micro-Star International .....................        2,620,658      2,298,672
  Mosel Vitelic ................................        3,540,110      3,047,007
  Phihong Technology ...........................           40,500         26,809
  Polaris Securities* ..........................        1,287,000        961,868
  Powertech Technology .........................        2,773,018     11,159,484
  Quanta Computer ..............................        2,755,000      4,588,650
  Ruentex Development* .........................        2,412,000      2,654,468
  Shih Wei Navigation ..........................          329,900        731,546
  Sinon ........................................        3,961,000      2,342,247
  Sintek Photonic* .............................        2,361,000        938,505
  Soft- World International* ...................          168,000        557,424
  Ta Chong Securities ..........................          817,000        559,607
  Taiwan Mobile ................................        1,027,580      1,957,938
  Taiwan Surface Mounting Technology ...........          581,100      1,231,306
  U-Ming Marine Transport ......................        2,849,000      9,546,583
  Universal Scientific Industrial ..............          577,540        364,283
  USI ..........................................        2,880,000      1,873,325
  Vanguard International Semiconductor..........          672,009        536,459
  Wistron ......................................              289            499
                                                                    ------------
                                                                     172,391,188
                                                                    ------------
THAILAND -- 5.5%
  Electricity Generating .......................          302,200        905,790
  IRPC .........................................       22,325,851      4,085,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                  ACADIAN EMERGING
                                                 MARKETS PORTFOLIO
                                                 APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED


                                                             SHARES               VALUE
                                                           -----------          -----------
THAILAND -- CONTINUED
     Precious Shipping ...................................     695,500          $   535,422
     PTT .................................................   2,953,300           31,121,697
     PTT Chemical ........................................   1,465,800            4,948,434
     PTT Exploration & Production ........................   1,029,500            5,391,923
     Siam Commercial Bank. ...............................     390,100            1,095,406
     Thai Oil ............................................   3,433,200            7,690,715
     Thoresen Thai Agencies ..............................   1,258,600            1,767,083
                                                                                -----------
                                                                                 57,541,970
                                                                                -----------
TURKEY -- 3.8%
     Akbank ..............................................     376,581            1,964,744
     Anadolu Sigorta .....................................     768,693              886,536
     Aygaz ...............................................      96,348              374,930
     Dogan Sirketler Grubu Holdings* .....................   3,424,520            4,164,449
     Dogan Yayin Holding* ................................     103,317              220,479
     Ford Otomotiv Sanayi ................................      37,971              357,486
     Haci Omer Sabanci Holding ...........................     815,679            3,046,157
     KOC Holding* ........................................     454,248            1,568,093
     Petkim Petrokimya Holding* ..........................     223,200            1,225,796
     Petrol Ofisi* .......................................     389,321            1,893,763
     Sekerbank* ..........................................     326,200              813,837
     Tupras Turkiye Petrol Rafine ........................     173,762            4,703,271
     Turk Hava Yollari* ..................................      94,040              527,527
     Turk Sise ve Cam Fabrikalari ........................   8,120,604           12,614,778
     Turkcell Iletisim Hizmet ............................     255,844            2,047,394
     Turkiye Garanti Bankasi, Cl C* ......................     503,257            2,704,621
     Turkiye Sinai Kalkinma Bankasi* .....................     281,280              324,401
     Usas Ucak Servisi* ..................................     272,052              360,716
     Vestel Elektronik Sanayi* ...........................     255,672              453,333
                                                                                -----------
                                                                                 40,252,311
                                                                                -----------

UNITED KINGDOM -- 0.2%
     Anglo American ......................................      34,903            2,289,750
                                                                                -----------
VENEZUELA -- 0.0%
     Cia Anonima Nacional Telefonos de Venezuela, Cl D....         109                  229
                                                                                -----------
     TOTAL COMMON STOCK
         (Cost $ 678,363,471) ............................                      868,515,066
                                                                                -----------

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                      ACADIAN EMERGING
                                                     MARKETS PORTFOLIO
                                                     APRIL 30, 2008 (UNAUDITED)

PREFERRED STOCK -- 15.1%

                                                                       SHARES            VALUE
                                                                      ---------      -------------
BRAZIL -- 15.0%
         Banco Bradesco ...........................................   1,660,479      $  38,464,766
         Centrais Eletricas de Santa Catarina, Ser B ..............      49,600          1,363,254
         Cia Brasileira de Distribuicao Grupo Pao de Acucar .......           1                 23
         Cia Paranaense de Energia, Ser B .........................     306,352          5,410,007
         Cia Vale do Rio Doce, Cl A ...............................     120,200          3,879,379
         Elektro Eletricidade e Servicos ..........................         638                  4
         Embratel Participacoes ...................................          60                 --
         Investimentos Itau .......................................   6,337,837         41,947,176
         Lojas Americanas .........................................           3                 22
         Metalurgica Gerdau, Cl A .................................     513,938         27,088,429
         Sadia ....................................................     317,800          2,329,004
         San Carlos Empreendimentos e Participacoes* ..............         455                 --
         Telegraph Norte Leste Participacoes ......................     119,400          2,722,780
         Tractebel Energia, Ser B*(a) .............................           1                 --
         Usinas Siderurgicas de Minas Gerais, Ser A ...............     718,425         34,538,001
                                                                                     -------------
                                                                                       157,742,845
                                                                                     -------------

SOUTH KOREA -- 0.1%
         LG Electronics ...........................................      10,380            739,950
                                                                                     -------------
         TOTAL PREFERRED STOCK
             (Cost $ 66,070,385) ..................................                    158,482,795
                                                                                     -------------

RIGHTS -- 0.0%*

BRAZIL -- 0.0%
         Investimentos Itau, Expires 06/04/08 .....................      46,710             84,314
                                                                                     -------------
TAIWAN -- 0.0%
         AmTran Technology, Expires 12/12/08 ......................      93,576                 --
                                                                                     -------------

         TOTAL RIGHTS
             (Cost $--) ...........................................                        84,314
                                                                                     -------------

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

CASH EQUIVALENTS -- 2.7%

                                                                               SHARES            VALUE
                                                                            ------------    ---------------
Aim Liquid Asset Money Fund, 2.800% (c)(d) ...............................     2,500,000    $     2,500,000
Merrill Lynch Select Institutional Fund, 2.862% (c) (d) ..................     2,500,000          2,500,000
Union Bank of California Diversified Money
         Market Fund, Fiduciary Shares, 0.470% (d) .......................    23,320,159         23,320,159
                                                                                            ---------------
TOTAL CASH EQUIVALENTS
             (Cost $ 28,320,159) .........................................                       28,320,159
                                                                                            ---------------

MASTER NOTE -- 1.0%

                                                                               FACE
                                                                              AMOUNT
                                                                            ------------
         Bear Stearns, 2.638%
             (Cost $10,000,000) (c) (e) ..................................   $10,000,000         10,000,000
                                                                                            ---------------
REPURCHASE AGREEMENT -- 0.6%

         Lehman Brothers

             2.518%, dated 04/30/08, to be repurchased on
             05/01/08, repurchase price $  6,771,516
             (collateralized by various Mortgage
             obligations, par value $3,581 - 277,690,000,
             0.00% - 3.825%, 09/15/09 - 12/27/49; with
             a total market value of $7,328,602) (c)
             (Cost $ 6,771,043) ..........................................     6,771,043          6,771,043
                                                                                            ---------------
         TOTAL INVESTMENTS -- 102.1%
             (Cost $ 789,525,058) ........................................                  $ 1,072,173,377
                                                                                            ===============


      Percentages are based on Net Assets of $1,050,151,145.

*     Non-income producing security.

(a) Securities fair valued in accordance with Fair Value Procedures (see Note 2 on page 20).

(b) These securities or a partial position of these securities were on loan. The total value of securities on loan as of April 30, 2008 was $20,836,421.

(c) These security was purchased with cash collateral held from the securities on loan. The total value of the securities as of April 30, 2008 was $21,771,043.

(d)   The rate shown represents the 7-day effective yield as of April 30, 2008.

(e)   The rate shown is the effective yield at time of purchase.

ADR   American Depositary Receipt

Cl    Class

GDR   Global Depositary Receipt

Ser   Series

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND               ACADIAN EMERGING
                                              MARKETS PORTFOLIO
                                              APRIL 30, 2008 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS
     Investments at value+ (Cost $ 789,525,058) ...........................................    $  1,072,173,377
     Foreign currency, at value (Cost $ 16,123,131) .......................................          16,418,794
     Receivable for investment securities sold ............................................           2,863,669
     Dividends and interest receivable ....................................................           2,051,453
     Receivable for capital shares sold ...................................................             566,227
     Reclaim receivable ...................................................................               4,155
                                                                                               ----------------
     Total Assets .........................................................................       1,094,077,675
                                                                                               ----------------
     LIABILITIES
     Obligation to return securities lending collateral ...................................          21,771,043
     Payable for investment securities purchased ..........................................          17,659,463
     Accrued foreign capital gains tax on appreciated securities ..........................           2,764,176
     Payable to Investment Adviser ........................................................             826,724
     Payable for capital shares redeemed ..................................................             312,151
     Payable due to Administrator .........................................................              69,954
     Chief Compliance Officer Fees Payable ................................................               4,565
     Payable due to Trustee ...............................................................               2,181
     Accrued expenses .....................................................................             516,273
                                                                                               ----------------
     Total Liabilities ....................................................................          43,926,530
                                                                                               ----------------
     NET ASSETS ...........................................................................    $  1,050,151,145
                                                                                               ================
     NET ASSETS CONSIST OF:
     Paid-in Capital ......................................................................    $    590,141,660
     Undistributed net investment income ..................................................           1,911,682
     Accumulated net realized gain on investments and foreign currency transactions .......         178,014,235
     Net unrealized appreciation on investments ...........................................         282,648,319
     Net unrealized appreciation on foreign currencies and translation of other assets
         and liabilities denominated in foreign currencies ................................             199,425
     Accumulated foreign capital gains tax on appreciated securities ......................          (2,764,176)
                                                                                               ----------------
     NET ASSETS ...........................................................................    $  1,050,151,145
                                                                                               ================
     INSTITUTIONAL CLASS SHARES:
     Outstanding shares of beneficial interest
             (unlimited authorization -- no par value) ....................................          34,250,585

     Net Asset Value Per Share ............................................................    $          30.66
                                                                                               ================

+   Includes market value of securities on loan for $20,836,421.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                   ACADIAN EMERGING
                                                  MARKETS PORTFOLIO FOR
                                                  THE SIX MONTHS ENDED
                                                  APRIL 30, 2008 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
     Dividends .............................................................  $   12,058,204
     Interest ..............................................................         485,267
     Security Lending Income ...............................................          59,867
     Less: Foreign Taxes Withheld ..........................................      (1,536,227)
                                                                              --------------
     TOTAL INVESTMENT INCOME ...............................................      11,067,111
                                                                              --------------
EXPENSES:
     Investment Advisory Fees ..............................................       5,104,261
     Administration Fees ...................................................         428,148
     Chief Compliance Officer Fees .........................................           5,020
     Trustees' Fees ........................................................           3,786
     Custodian Fees ........................................................         893,038
     Shareholder Servicing Fees ............................................         356,762
     Transfer Agent Fees ...................................................         104,904
     Printing Fees .........................................................          42,133
     Line of Credit Fees ...................................................          26,459
     Legal Fees . ..........................................................          19,823
     Filing and Registration Fees ..........................................          14,430
     Audit Fees ............................................................          10,042
     Other Expenses ........................................................          30,995
                                                                              --------------
     TOTAL EXPENSES ........................................................       7,039,801
                                                                              --------------
LESS:
     Fees Paid Indirectly -- (See Note 4) ..................................         (20,684)
                                                                              --------------
     NET EXPENSES ..........................................................       7,019,117
                                                                              --------------
     NET INVESTMENT INCOME .................................................       4,047,994
                                                                              --------------
NET REALIZED GAIN (LOSS) ON:
     Investments ...........................................................     178,947,055
     Foreign Currency Transactions .........................................        (395,139)
                                                                              --------------
NET REALIZED GAIN ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS .....................................     178,551,916
                                                                              --------------
     NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments ...........................................................    (311,563,136)
     Foreign Capital Gains Tax on Appreciated Securities. ..................       1,664,219
     Foreign Currency Transactions .........................................        (443,152)
                                                                              --------------
     NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ..................    (310,342,069)
                                                                              --------------
     NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS .............    (131,790,153)
                                                                              --------------
     NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................  $ (127,742,159)
                                                                              ==============

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND             ACADIAN EMERGING
                                            MARKETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                    ENDED              YEAR ENDED
                                                                                APRIL 30, 2008         OCTOBER 31,
                                                                                 (UNAUDITED)              2007
                                                                                --------------      ----------------
OPERATIONS:
     Net Investment Income ...................................................  $    4,047,994      $     15,278,557
     Net Realized Gain on Investments and
         Foreign Currency Transactions .......................................     178,551,916           242,494,143
     Net Change in Unrealized Appreciation/(Depreciation) on
         Investments, Foreign Capital Gains Tax on Appreciated
         Securities and Foreign Currency Transactions ........................    (310,342,069)          276,430,903
                                                                                --------------      ----------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS. . ..................................................    (127,742,159)          534,203,603
                                                                                --------------      ----------------
DIVIDENDS AND DISTRIBUTIONS:
     Net Investment Income ...................................................     (16,137,025)          (15,688,561)
     Net Realized Gains ......................................................    (241,985,889)         (148,256,104)
                                                                                --------------      ----------------
         TOTAL DIVIDENDS AND DISTRIBUTIONS ...................................    (258,122,914)         (163,944,665)
                                                                                --------------      ----------------
CAPITAL SHARE TRANSACTIONS:
     Issued ..................................................................     103,110,090           149,028,877
     Reinvestment of Distributions ...........................................     220,173,962           138,638,373
     Redemption Fees -- (See Note 2) .........................................          21,189                30,639
     Redeemed ................................................................    (137,415,999)         (245,310,675)
                                                                                --------------      ----------------
     NET INCREASE IN NET ASSETS FROM
         CAPITAL SHARE TRANSACTIONS ..........................................     185,889,242            42,387,214
                                                                                --------------      ----------------
         TOTAL INCREASE (DECREASE) IN NET ASSETS .............................    (199,975,831)          412,646,152
                                                                                --------------      ----------------
NET ASSETS:

     Beginning of Period .....................................................   1,250,126,976           837,480,824
                                                                                --------------      ----------------

     End of Period (including undistributed net investment income
         of $1,911,682 and $14,000,713, respectively) ........................  $1,050,151,145      $  1,250,126,976
                                                                                ==============      ================

SHARE TRANSACTIONS:
     Issued ..................................................................       3,451,169             4,683,715
     Reinvestment of Distributions ...........................................       6,925,795             4,960,483
     Redeemed ................................................................      (4,464,997)           (8,083,297)
                                                                                --------------      ----------------
NET INCREASE IN SHARES OUTSTANDING FROM
         SHARE TRANSACTIONS ..................................................       5,911,967             1,560,901
                                                                                ==============      ================

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND          ACADIAN EMERGING
                                         MARKLETS PORTFOLIO

FINANCIAL HIGHLIGHTS



                                                                                                 SELECTED PER SHARE DATA & RATIOS
                                                                                   FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                        SIX MONTHS
                                          ENDED
                                        APRIL 30,                                YEARS ENDED OCTOBER 31,
                                          2008++        --------------------------------------------------------------------------
                                       (UNAUDITED)         2007             2006            2005           2004            2003
                                       -----------      -----------       ---------      ----------       ---------     ----------
Net Asset Value,
     Beginning of Period ............. $     44.11      $     31.28       $   24.35      $    18.50       $   14.11     $     9.06
                                       -----------      -----------       ---------      ----------       ---------     ----------

Income from Operations
     Net Investment Income ...........        0.12*            0.53*           0.53*           0.44*           0.19*          0.09*
     Net Realized and Unrealized
     Gain (Loss) .....................       (4.44)           18.34            9.04            5.95            4.21           4.99
                                       -----------      -----------       ---------      ----------       ---------     ----------
     Total from Operations ...........       (4.32)           18.87            9.57            6.39            4.40           5.08
                                       -----------      -----------       ---------      ----------       ---------     ----------
Payment by Affiliate .................          --               --              --              --            0.00**           --
                                       -----------      -----------       ---------      ----------       ---------     ----------
Redemption Fees ......................        0.00**           0.00**          0.00**          0.00**          0.04           0.02
                                       -----------      -----------       ---------      ----------       ---------     ----------
Dividends and Distributions:
     Net Investment Income ...........       (0.48)           (0.51)          (0.37)          (0.08)          (0.05)         (0.05)
     Net Realized Gains ..............       (8.65)           (5.53)          (2.27)          (0.46)             --             --
                                       -----------      -----------       ---------      ----------       ---------     ----------

     Total Dividends and
         Distributions ...............       (9.13)           (6.04)          (2.64)          (0.54)          (0.05)         (0.05)
                                       -----------      -----------       ---------      ----------       ---------     ----------
Net Asset Value, End of Period ....... $     30.66      $     44.11       $   31.28      $    24.35       $   18.50     $    14.11
                                       ===========      ===========       =========      ==========       =========     ==========

TOTAL RETURN+ ........................      (10.25)%          72.00%          42.04%          35.27%          31.55%         56.63%
                                       ===========      ===========       =========      ==========       =========     ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
     (Thousands) ..................... $ 1,050,151      $ 1,250,127       $ 837,481      $  703,017       $ 545,593     $  163,215
Ratio of Expenses to Average
     Net Assets ......................        1.38%(1)         1.39%(1)        1.39%(1)        1.47%(1)        1.60%          1.85%
Ratio of Net Investment Income
     to Average Net Assets ...........        0.79%            1.64%           1.86%           2.01%           1.14%          0.84%
Portfolio Turnover Rate ..............          47%              59%             40%             54%             94%           110%

*     Per share amounts for the period are based on average outstanding shares.

**    Amount was less than $0.01 per share.

++ For the six month period ended April 30, 2008. All ratios for the period have been annualized.

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. There was no effect on the total return of the Portfolio resulting from the payment by affiliate in 2004.

(1) The Ratio of Expenses to Average Net Assets for the period ended April 30, 2008, and the years ended October 31, 2007 and October 31, 2006, excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.38%, 1.38% and 1.46%, respectively.

Amounts designated as "--" are either $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

As of December 8, 2004, the Portfolio was closed to new investors.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates, and could have a material impact on the Portfolio.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

     identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

     prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Portfolio that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's Administrator and may request that a meeting of the Committee be held.

     If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     As of April 30, 2008, the total market value of securities valued in accordance with the Fair Valued Procedures was $78,600.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

     fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2008, the Portfolio had no open forward foreign currency contracts.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2008, there were $21,189 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATIVE SERVICES, DISTRIBUTION AGREEMENTS, SHAREHOLDER SERVICING, AND CUSTODIAN AGREEMENT:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

agent. All fees in excess of this amount are paid by Acadian Asset Management LLC (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

The Portfolio earned cash management credits which are used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Acadian Asset Management LLC (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 2.50% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2008, the Portfolio made purchases of $472,671,919 and sales of $546,176,293 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. LINE OF CREDIT:

The Portfolio entered into an agreement which enables it to participate in a $20 million unsecured committed revolving line of credit with Union Bank of California, N.A. The proceeds from the borrowings shall be used to finance the Portfolio's short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on its borrowings at the current reference rate. For the six months ended April 30, 2008, the Portfolio had borrowing costs of $26,459.

8. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

             ORDINARY       LONG-TERM
              INCOME      CAPITAL GAIN       TOTAL
           ------------   -------------   --------------
2007       $ 21,441,758   $ 142,502,907   $ 163,944,665
2006         31,142,478      45,954,987      77,097,465

As of October 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income          $  40,094,500
Undistributed Long-Term Capital Gain     216,059,149
Net Unrealized Appreciation              589,720,909
                                       -------------
Total Distributable Earnings           $ 845,874,558
                                       =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2007, there were no capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2008, were as follows:

                     AGGREGATED         AGGREGATED
  FEDERAL TAX     GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
     COST           APPRECIATION       DEPRECIATION      APPRECIATION
--------------    ----------------   ----------------   --------------
$   789,525,058   $    305,242,511   $    (22,594,192)  $  282,648,319

9. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

At April 30, 2008, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

10. OTHER:

At April 30, 2008, 61% of total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank of California. Unless otherwise agreed, loans of Portfolio securities made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 105% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The Portfolio receives a fee for its participation in the Lending Agreement based on its lending activity.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

12. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid
During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown do not apply to your specific investment.

                                     BEGINNING     ENDING                    EXPENSES
                                      ACCOUNT     ACCOUNT       ANNUALIZED     PAID
                                       VALUE       VALUE         EXPENSE      DURING
                                      11/1/07     4/30/08         RATIOS      PERIOD*
                                     ---------   ---------      ----------   --------
Acadian Emerging Markets Portfolio
ACTUAL PORTFOLIO RETURN              $1,000.00   $  897.50         1.38%     $  6.51
HYPOTHETICAL 5% RETURN                1,000.00    1,018.00         1.38         6.92

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

                                     NOTES

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                          Acadian Asset Management LLC
                             One Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investme nts Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.




ACA-SA-001-0600

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.